UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8620

      The Milestone Funds
(Exact name of registrant as specified in charter)

115 East Putnam Avenue
  Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

Barbara Hope Gentile

Milestone Capital Management , LLC
115 East Putnam Avenue
  Greenwich, CT 06830
(Name and address of agent for service)

Registrant's telephone number, including area code:    1-800-941-6453

Date of fiscal year end:  November 30, 200 5

Date of reporting period: May 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Milestone Funds Treasury Obligations Portfolio

The Milestone Funds

SEMI-ANNUAL REPORT MAY 31, 2005

ADVISER

Milestone Capital Management, LLC

The Milestone Funds

TABLE OF CONTENTS

Letter to Our Shareholders	1
Portfolio Summary	2
Fees and Expenses	3
Portfolio of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Notes to Financial Statements	10
Financial Highlights	13
Factors Considered in Approving Management Contract	17
Trustees and Officers	18

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Letter to Our Shareholders

MAY 31, 2005

Dear Investor:

Through the first half of 2005, Milestone has remained focused on our conservative investment philosophy and management discipline, and the Fund has maintained its track record of consistently meeting the safety, liquidity, and performance objectives of the prospectus and of our shareholders, as highlighted in this semi-annual report.

The Milestone team has been privileged to work in partnership with our investors and a growing number of financial intermediaries to identify new ways to provide excellence in service and institutional liquidity management.

Over the last six months, we have continued to enhance our proprietary technology platform and client relationship management systems in order to maintain the highest standard of service, including the development of new customizable transaction platforms for our investors.

We welcome your feedback and input, and we look forward to having the opportunity to put our portfolio management, technology and client service teams to work for you in providing unique solutions to meet your specific cash management needs.

Thank you again for your on-going confidence in Milestone and for investing in The Milestone Funds. Please contact our team directly to tell us how we can be of service to you through the remainder of 2005 and beyond.

Sincerely,

Janet Tiebout Hanson	Marc H. Pfeffer
Founder and	Senior Portfolio Manager and
Member of The Board of Trustees	Chief Investment Officer

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio Summary

MAY 31, 2005 (Unaudited)

PORTFOLIO BREAKDOWN

U.S. Treasury Bills - 3.7%
U.S. Treasury Notes - 7.6%

Repurchase Agreements - 88.7%

All data is as of May 31, 2005. The Portfolio’s industry breakdown is expressed as a percentage of total investments and may vary over time.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Fees and Expenses (Unaudited)

MAY 31, 2005

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees; distribution fees (Premium Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended May 31, 2005.

Actual Expenses

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divide by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other Funds. To do so, compare this 5% hypothetical example with the hypothetical example that appears in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized
	Account	Account	Expense Ratio	Expenses Paid
	Value	Value	Based on the	During the
	12/01/04	5/31/05	Six-Month Period	Six-Month Period*
Treasury Obligations Portfolio –
Investor Shares
Actual	$1,000.00	$1,010.28	0.45%	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27
Treasury Obligations Portfolio –
Institutional Shares
Actual	$1,000.00	$1,011.54	0.20%	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	0.20%	$1.01
Treasury Obligations Portfolio -
Financial Shares
Actual	$1,000.00	$1,011.79	0.15%	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	0.15%	$0.76

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Fees and Expenses (Unaudited) (Continued)

MAY 31, 2005

	Beginning	Ending	Annualized
	Account	Account	Expense Ratio	Expenses Paid
	Value	Value	Based on the	During the
	12/01/04	5/31/05	Six-Month Period	Six-Month Period*
Treasury Obligations Portfolio –
Premium Shares
Actual	$1,000.00	$1,009.49	0.61%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.61%	$3.05

*   Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2005, and divided by the 365 days in the Portfolio’s current fiscal year (to reflect the six-month period).

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio Of Investments

MAY 31, 2005 (Unaudited)

 ($ in Thousands)

Principal Amount		Interest Rate	Maturity Date	Value (note 1)
U.S. Government Obligations - 11.3%
U.S. Treasury Bills - 3.7%	$10,000 20,000 17,500 7,500 5,000 7,500 12,500	2.94-3.00% 2.99-3.03% 3.00-3.04% 3.06% 3.09% 3.09% 3.07-3.11%	9/22/05 9/29/05 10/6/05 10/13/05 10/27/05 11/3/05 11/25/05	$ 9,907 19,799 17,314 7,415 4,936 7,400 12,311
79,082
U.S. Treasury Notes - 7.6%	15,000 12,500 67,500 15,000 22,500 22,500 7,500	1.500% 6.500% 2.000% 1.625% 1.875% 1.875% 1.625%	8/1/05 8/15/05 8/31/05 9/30/05 12/31/05 1/31/06 2/28/06	14,988 12,613 67,500 14,949 22,337 22,289 7,409
162,085

Total U.S. Government Obligations (Cost $241,167)	241,167

Repurchase Agreements -88.8%

Banc of America Securities LLC, dated 5/31/05, repurchase price $520,043 (Collateralized by: U.S. Treasury Notes: $533,727, 1.625%-3.50%, 9/30/05-10/15/09; aggregate market value $530,400)
520,000	2.98%	6/1/05	520,000

Bear Stearns Cos., Inc., dated 5/31/05, repurchase price $50,004 (Collateralized by: U.S. Treasury Bill: $12,345, 11/17/05; U.S. Treasury Notes: $39,135, 2.50%-5.75%, 10/31/06-8/15/10; aggregate market value $51,003)

50,000	6/1/05	3.00%	50,000
Deutsche Bank Securities Inc., dated 5/31/05, repurchase price $240,020 (Collateralized by: U.S. Treasury Notes: $236,949, 3.125%-6.50%, 5/15/07-2/15/10; aggregate market value $244,801)
240,000	2.97%	6/1/05	240,000
HSBC Securities Inc., dated 5/31/05, repurchase price $300,025 (Collateralized by: U.S. Treasury Notes: $301,744, 1.125%-14.00%, 6/30/05-11/15/11; aggregate market value $306,005)
300,000	2.98%	6/1/05	300,000

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio Of Investments (Continued)

MAY 31, 2005 (Unaudited)

($ in Thousands)

Principal Amount	Interest Rate	Maturity Date	Value (note 1)
Repurchase Agreements -88.8% (Continued)
J.P. Morgan Securities Inc., dated 5/31/05, repurchase price $370,031 (Collateralized by: U.S. Treasury Notes: $375,194, 1.50%-6.875%, 7/31/05-4/15/10; aggregate market value $377,405)
370,000	2.97%	6/1/05	370,000
UBS Securities LLC, dated 5/31/05, repurchase price $415,734 (Collateralized by: U.S. Treasury Bills: $371,954, 6/2/05-11/17/05; U.S. Treasury Notes: $50,268, 4.75%-6.50%, 11/15/08-2/15/10; aggregate market value $424,018)
415,700	2.96%	6/1/05	415,700
Total Repurchase Agreements (Cost $1,895,700)			1,895,700
Total Investments (Cost $2,136,867)—100.1%			2,136,867
Liabilities in excess of other assets—(0.1)%			(1,601)
Net Assets-100.0%			$2,135,266

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Statement Of Assets And Liabilities
MAY 31, 2005 (Unaudited)
ASSETS:
Investments, at amortized cost (note 1)	$ 241,166,538
Repurchase agreements, at value and cost (note 1)	1,895,700,000
Cash	52,567
Interest receivable	1,201,270
Prepaid expenses	52,972
Total assets	2,138,173,347
LIABILITIES:
Administration fee payable	73,646
Advisory fee payable	184,114
Shareholder service fee payable	78,183
Distribution fee payable - Premium Shares	31,167
Dividends payable	2,259,540
Accrued expenses	281,092
Total liabilities	2,907,742
NET ASSETS	$2,135,265,605
NET ASSETS BY CLASS OF SHARES:
Investor Shares	$ 303,985,282
Institutional Shares	577,129,715
Financial Shares	1,099,489,022
Premium Shares	154,661,586
NET ASSETS	$2,135,265,605
SHARES OUTSTANDING:
Investor Shares	303,948,834
Institutional Shares	576,992,252
Financial Shares	1,099,519,339
Premium Shares	154,696,552
NET ASSET VALUE PER SHARE	$1.00
COMPOSITION OF NET ASSETS:
Shares of beneficial interest	$2,135,156,977
Undistributed gain on investments	108,628
NET ASSETS	$2,135,265,605
See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Statement Of Operations
FOR THE SIX MONTHS ENDED MAY 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$25,267,914
EXPENSES (note 2):
Advisory fees	1,013,251
Administration fees	405,300
Shareholder service fees:
Investor Shares	329,106
Institutional Shares	35,811
Financial Shares	238,221
Premium Shares	218,195
Distribution fees:
Premium Shares	215,534
Custodian fees and expenses	81,878
Publication expenses and rating service fees	67,128
Transfer agent fees and expenses	56,299
Legal fees	34,487
Cash management fees	29,653
Accounting service fees	26,784
Report to shareholders	20,717
Registration and filing fees	17,806
Insurance expense	17,594
Audit fees	16,532
Trustees’ fees	4,840
Other expenses	3,640
Total expenses before fee waiver	2,832,776
Waiver of advisory fees	(87,449)
Waiver of shareholder service, distribution and other fees	(261,637)
Total expenses after fee waiver	2,483,690
NET INVESTMENT INCOME	22,784,224
NET REALIZED GAIN ON INVESTMENTS	107,365
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,891,589
See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Statements Of Changes In Net Assets	For the six months	For the year
	ended May 31, 2005	ended
	(Unaudited)	November 30, 2004
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 22,784,224	$ 21,556,864
Net realized gain on investments	107,365	682,408
Net increase in net assets resulting from operations	22,891,589	22,239,272
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Investor Shares	(2,759,774)	(2,144,503)
Net investment income - Institutional Shares	(7,135,369)	(7,484,558)
Net investment income - Financial Shares	(11,270,145)	(10,608,439)
Net investment income - Premium Shares	(1,618,936)	(1,319,364)
Net realized gain on investments - Investor Shares	(25,812)	(114,275)
Net realized gain on investments - Institutional Shares	(57,855)	(318,091)
Net realized gain on investments - Financial Shares	(89,018)	(431,644)
Net realized gain on investments - Premium Shares	(16,645)	(88,568)
Total distributions to shareholders	(22,973,554)	(22,509,442)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:
Sale of shares - Investor Shares	462,869,541	813,106,469
Sale of shares - Institutional Shares	2,025,449,329	4,111,528,031
Sale of shares - Financial Shares	4,300,138,255	14,327,696,036
Sale of shares - Premium Shares	89,580,876	582,304,584
Reinvested dividends - Investor Shares	996,933	749,940
Reinvested dividends - Institutional Shares	3,633,714	3,988,677
Reinvested dividends - Financial Shares	6,196,392	6,510,528
Reinvested dividends - Premium Shares	115,697	196,638
Cost of shares repurchased - Investor Shares	(466,820,466)	(781,946,297)
Cost of shares repurchased - Institutional Shares	(2,070,198,758)	(4,197,451,381)
Cost of shares repurchased - Financial Shares	(4,116,984,108)	(14,419,753,775)
Cost of shares repurchased - Premium Shares	(127,240,021)	(589,093,298)
Net increase (decrease) in net assets from
shares of beneficial interest	107,737,384	(142,163,848)
Total increase (decrease)	107,655,419	(142,434,018)
NET ASSETS:
Beginning of period	2,027,610,186	2,170,044,204
End of period	$ 2,135,265,605	$ 2,027,610,186
* Share transactions at net asset value of $1.00 per share.
See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements

MAY 31, 2005 (Unaudited)

NOTE 1. SUMMARY OF ORGANIZATION

AND SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the “Trust”) was formed as a Delaware business trust on July 14, 1994.  The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the “Portfolio”) which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares: Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997 and Premium Shares on May 20, 1997.  The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

Effective August 1, 2002, the Trust liquidated the Service Shares.  All shareholders in the Service Shares as of the close of business July 31, 2002 became shareholders of the Investor Shares. This transaction did not adversely affect shareholders of any class of the Trust.

Valuation of Securities -Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.  Amortization of premium and accretion of market discount are charged to income.

Repurchase Agreements -The Portfolio may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell the securities at par.  The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees.  Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day.  In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Security Transactions -Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at May 31, 2005 is substantially the same as shown on the accompanying portfolio of investments.

Multiple Class Allocations -Each share of the Portfolio’s four classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio’s class specific expenses include Shareholder Service fees, Distribution fees, Administration fees, certain Transfer Agent fees, and certain registration fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements (Continued)

MAY 31, 2005 (Unaudited)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

Interest Income and Dividends to Shareholders -Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio’s net investment income are declared daily and distributed monthly.  Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually.  Net realized capital gains earned by the Portfolio are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes are substantially the same as shown in the Statements of Changes in Net Assets.

Accounting Estimates -The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 2. INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, LLC (the “Adviser”) serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust.  For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio. The Adviser waived Advisory fees amounting to $87,449 during the six months ended May 31, 2005.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives fees at annual rates up to 0.25% of the average daily net assets of the Investor Shares and Premium Shares, up to 0.10% of the average daily net assets of the Institutional Shares, and up to 0.05% of the average net assets of the Financial Shares. The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the six months ended May 31, 2005, the Adviser agreed to waive any portion of its Shareholder Service fees in order to limit the total expenses of the Investor Shares, Institutional Shares and Financial Shares to 0.45%, 0.20% and 0.15% of their average daily net assets, respectively.  As a result, for the six months ended May 31, 2005, the Adviser received Shareholder Service fees equal to annual rates of 0.22% and 0.02% of the average daily net assets of the Investor Shares and Financial Shares, respectively, and received no Shareholder Service fees from the Institutional Shares.

The Trust has adopted a Distribution Plan for the Premium Shares.  The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust.  Pursuant to this Plan, the Portfolio may incur distribution expenses related to the sale of the Premium Shares at an annual rate of up to 0.35% of the average daily net assets of the Premium Shares. The plan will only make payment for expenses

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements (Continued)

MAY 31, 2005 (Unaudited)

actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of May 31, 2005, there were no unreimbursed expenses. For the current fiscal year, the Adviser has agreed to waive any portion of distribution expenses in order to limit the total expenses of the Premium Shares to no more than 0.65% of its average daily net assets. During the six months ended May 31, 2005, the Adviser limited the total expenses of the Premium Shares to 0.61% of its average net assets. As a result, for the six months ended May 31, 2005, the Portfolio incurred distribution expenses for the Premium Shares equal to an annual rate of 0.23% of its average daily net assets. The Advisor is currently limiting expenses of the Premium Shares to 0.63% of its average daily net assets.

The Adviser also serves as administrator (the “Administrator”) to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective net assets.

During the six months ended May 31, 2005, the Portfolio paid administration fees attributable to each class as follows:

Investor Shares:	$122,307
Institutional Shares:	246,361
Financial Shares:	31,779
Premium Shares:	4,853

In addition, the Administrator has a sub-administration agreement with The Bank of New York (the “Sub-Administrator”). Under the terms of the sub-administration agreement, the Administrator may delegate certain duties to the Sub-Administrator.  For its services, the Sub-Administrator earned from the Administrator $50,000 during the six months ended May 31, 2005.

ALPs Mutual Fund Services, Inc. is the Trust’s transfer agent, and ALPs Distributors, Inc. is the dividend disbursing agent, and also the Trust’s Underwriter of the Portfolio’s shares, pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust’s transfer agent.  The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights

	Investor
	Shares
	For the six	For the year	For the year	For the year	For the year	For the year
	months ended	ended	ended	ended	ended	ended
	May 31, 2005	November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Per share operating
performance for a
share outstanding
throughout the period
Beginning net asset value
per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.010	0.008	0.008	0.014	0.039	0.057
Dividends from net
investment income	(0.010)	(0.008)	(0.008)	(0.014)	(0.039)	(0.057)
Ending net asset value
per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	1.03%	0.84%	0.77%	1.41%	4.02%	5.89%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.45%(c)	0.45%	0..45%	0.45%	0.42%	0.40%
Net investment income	2.02%(c)	0.80%	0.70%	1.33%	3.88%	5.72%
Net assets at the end of the
period (000's omitted)	$303,985	$306,951	$275,074	$354,051	$314,361	$311,868

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.  Total return for periods of less than one year are not annualized.

(b) Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.03%, 0.03%, 0.02%, 0.02%, 0.01% and 0.00%, for each of the respective periods presented.

(c) Annualized.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

	Institutional
	Shares
	For the six	For the year	For the year	For the year	For the year	For the year
	months ended	ended	ended	ended	ended	ended
	May 31, 2005	November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Per share operating
performance for a
share outstanding
throughout the period
Beginning net asset value
per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.011	0.011	0.010	0.017	0.042	0.059
Dividends from net
investment income	(0.011)	(0.011)	(0.010)	(0.017)	(0.042)	(0.059)
Ending net asset value
per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	1.15%	1.09%	1.02%	1.67%	4.25%	6.11%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.20%(c)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	2.28%(c)	1.02%	0.95%	1.58%	4.28%	5.91%
Net assets at the end of the
period (000's omitted)	$577,130	$618,270	$700,296	$793,978	$728,920	$887,097

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.  Total return for periods of less than one year are not annualized.

(b) Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.03%, 0.03%, 0.02%, 0.02%, 0.01% and 0.00%, for each of the respective periods presented.

(c) Annualized.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

	Financial
	Shares
	For the six	For the year	For the year	For the year	For the year	For the year
	months ended	ended	ended	ended	ended	ended
	May 31, 2005	November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Per share operating
performance for a
share outstanding
throughout the period
Beginning net asset value
per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.012	0.011	0.011	0.017	0.042	0.060
Dividends from net
investment income	(0.012)	(0.011)	(0.011)	(0.017)	(0.038)	(0.060)
Ending net asset value
per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	1.18%	1.14%	1.07%	1.72%	4.30%	6.16%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.15%(c)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	2.37%(c)	1.09%	1.01%	1.61%	4.35%	6.00%
Net assets at the end of the
period (000's omitted)	$1,099,489	$910,176	$995,844	$1,142,255	$640,140	$1,243,296

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.  Total return for periods of less than one year are not annualized.

(b) Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.04%, 0.03%, 0.03%, 0.03%, 0.03% and 0.03%, for each of the respective periods presented.

(c) Annualized.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

	Premium
	Shares
	For the six	For the year	For the year	For the year	For the year	For the year
	months ended	ended	ended	ended	ended	ended
	May 31, 2005	November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Per share operating
performance for a
share outstanding
throughout the period
Beginning net asset value
per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.009	0.007	0.006	0.013	0.038	0.056
Dividends from net
investment income	(0.009)	(0.007)	(0.006)	(0.013)	(0.038)	(0.056)
Ending net asset value
per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	0.95%	0.69%	0.61%	1.26%	3.84%	5.68%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.61%(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.85%(c)	0.64%	0.53%	1.17%	3.28%	5.56%
Net assets at the end of the
period (000's omitted)	$154,662	$192,213	$198,830	$135,337	$110,213	$68,812

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.  Total return for periods of less than one year are not annualized.

(b) Net of advisory and distribution fees waived of 0.03%, 0.03%, 0.02%, 0.02%, 0.01% and 0.00%, respectively.

(c) Annualized.

See notes to financial statements.

The Milestone Funds

Consideration of the Board in approving the continuation of the Trust’s investment advisory agreement

At an in-person meeting held on February 2, 2005, the Board of Trustees (the “Trustees” or the “Board”) of The Milestone Funds (the “Trust”) considered the annual approval of the continuation of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of the Treasury Obligations Portfolio (the “Portfolio”), and Milestone Capital Management, LLC (“Milestone Capital”).

At the meeting, the Trustees discussed with counsel to the Trust and counsel to the Trustees who are not “interested persons” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)), of the Trust (the “Independent Trustees”), their fiduciary duty under the 1940 Act in reviewing the Agreement and their obligation to obtain all information relevant to their consideration thereof. The Board discussed the fees payable by the Portfolio under the Agreement, the duties of the Trustees under, and the fiduciary standards established by Section 36(b) of the 1940 Act, the legislative history of the amendments to the 1940 Act, the history of management fee standards and regulations, positions taken thereon by the Securities and Exchange Commission and Congress, the criteria generally considered in evaluating the reasonableness of fees, and lawsuits illustrating the courts’ application and interpretation of the applicable fiduciary standards.

The Trustees reviewed information concerning the historical performance of the Portfolio and the Portfolio’s comparison funds, the annualized expense ratios as a percentage of average net assets of each fund in the comparison group, historical expenses ratio comparisons, and certain financial information about Milestone Capital, including the profitability of the Portfolio to Milestone Capital. The Trustees also discussed with counsel to the Trust the comparability criteria for the Portfolio and the funds comprising the comparison group for the Portfolio.

Representatives from Milestone Capital discussed the firm’s ownership structure and stated that the firm intended to devote additional resources and staff to managing the Portfolio, thereby providing, in Milestone Capital’s view, a stronger service platform for the Trust and its shareholders. The Board discussed Milestone Capital’s profitability, the firm’s retention of key employees and the firm’s evaluation of risks in the money market fund universe. The Board also reviewed the activities of the Chief Legal and Compliance Officer of the Trust and the activities of a similar officer of Milestone Capital.

After the Independent Trustees had met with their counsel in executive session, the full Board concluded that, in light of the Trust’s superior investment performance, the fees paid by the Portfolio (and the related profits to Milestone Capital) were fair, reasonable and consistent with those paid by similar institutional treasury and repo-only funds. The Board also concluded that the overall expense ratios and waivers applicable to the various classes of Portfolio shares demonstrated the benefits of economies of scale to shareholders. Accordingly, the Board, having determined that the Agreement (including the fees payable thereunder) was reasonable, fair and in the best interests of the Portfolio and its shareholders, approved the continuance of the Agreement.

The Milestone Funds

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust and their ages, addresses, positions and principal occupations during the past five years are set forth below. There is no limit on the length of the term that each trustee serves. The Fund’s Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-941-MILE.

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS
NON INTERESTED PERSONS
John D. Gilliam (74)	Retired. Former Chief Investment Officer, The Robert Wood Johnson
700 Park Avenue	Foundation, Princeton, New Jersey, from 1995 to 2003. Former Limited
New York, New York 10021	Partner, Goldman, Sachs & Co. from 1987 to 1999. From 1991 to
Trustee since October 1994	1994, Mr. Gilliam was Third Deputy Comptroller, Bureau of Asset
Chairman since 2004	Management, for the City of New York. He was a Partner at Goldman,
Sachs & Co. from 1973 to 1987.
Karen S. Cook (53)	General Partner of Steinhardt Partners, LP, an investment partnership,
125 East 72nd Street	and Managing Member of Nepeta Capital, LLC, a fund of funds. She is
New York, New York 10021	Trustee of Wheaton College and member of the Investment Committee.
Trustee since October 1994	Ms. Cook is a member of the Advisory Board of Fifth Avenue
Alternative Investments (Bessemer Trust). From 1975 until 1987,
Ms. Cook was with the Equity Division of Goldman, Sachs & Co., where she was a Vice President and senior block trader.
Allen Lee Sessoms (58)	President, Delaware State University. Former Lecturer and Fellow,
President’s Office	John F. Kennedy School of Government at Harvard University,
Delaware State University	2000 to 2003. Former President of Queens College, The City
1200 N. DuPont Highway	University of New York, 1995 to 2000. Former Executive Vice
Dover, DE 19901	President, University of Massachusetts Systems from 1993 to 1995.
Trustee since June 1997	From 1980 to 1993, Dr. Sessoms was associated with the U.S.
Department of State in various capacities including Deputy Chief of
Mission, U.S. Embassy, Mexico, Minister-Counselor for Political
Affairs, U.S. Embassy, Mexico and counselor for Scientific and
Technological Affairs, U.S. Embassy, Parks, France. From 1974 to
1981, Dr. Sessoms was an Assistant Professor of Physics at Harvard
University. From 1973 to 1975, Dr. Sessoms was a Scientific Associate
at the European Organization of Nuclear Research. He was a post doctoral Research Associate at Brookhaven National Laboratory from
1972 to 1973.
Barbara Hope Gentile (44)	Acting in capacity of Chief Operating Officer at Milestone Capital
11 Warren Street	Management, LLC since 2004. From 1998 through August 2003,
Hastings-on-Hudson,	Ms. Gentile held various positions at UBS Investment Bank, including
New York 10706	Head of U.S. Policy, Secretary to the U.S. Severence Committee;
Secretary since 2004	Employee Relations Manager.
18

The Milestone Funds

TRUSTEES AND OFFICERS ( Continued)

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS
INTERESTED PERSON
Janet Tiebout Hanson (52)	Founder and principal owner of Milestone Capital Management, LLC,
810 Old Post Road	the Adviser to the Portfolio. Ms. Hanson founded the Adviser in 1994,
Bedford, New York 10506	and has served in the capacities cited above since inception. From 1991
Trustee since October 1994	to 1993, she was Vice President of the Asset Management Division of
Chairman and President	Goldman, Sachs & Co. Ms. Hanson was with Goldman, Sachs & Co.
October 1994 – April 2004	from 1977 to 1987, during which period she became Vice President of
Fixed Income Sales and served as Co-Manager of Money Market Sales in New York.

Janet Tiebout Hanson is an interested person of the Trust as that term is defined in the 1940 Act.

(This page intentionally left blank)

The Milestone Funds

Adviser

Milestone Capital Management, LLC

115 East Putnam Avenue

 Greenwich, CT 06830

Administrator

Milestone Capital Management, LLC

115 East Putnam Avenue

 Greenwich, CT 06830

Underwriter / Transfer Agent

ALPs Mutual Fund Services

 1625 Broadway, Suite 2200

 Denver, CO 80202

 800-363-7660

Sub-Administrator / Custodian

The Bank of New York

One Wall Street

New York, NY 10286

Legal Counsel

Kramer, Levin, Naftalis & Frankel

 1177 Avenue of the Americas

 New York, NY 10036

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

 Two World Financial Center

 New York, NY 10281-1434

This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus

Information regarding how the Fund voted proxies for portfolio securities,if applicable,during the most recent 12-month period ended June 30,is also available,without charge and upon request, by calling The Milestone Funds at (800) 941-MILEor accessing the Funds’Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q.The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov.The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington,DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

Milestone Capital Management, LLC

115 East Putnam Avenue, Greenwich, CT 06830

800-941-MILE

Item 2. Code of Ethics.

 Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5 .  Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10 .. Controls and Procedures.

(b)  The Chief Investment Officer and Chief Operating Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 1 1 .. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Milestone Funds

By: /s/ Marc H. Pfeffer

Marc H. Pfeffer , Chief Investment Officer

Date: August 05 , 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Marc H. Pfeffer

  Marc H. Pfeffer , Chief Investment Officer

Date: August 05 , 2005

By:  /s/ Barbara Hope Gentile

Barbara Hope Gentile , Chief Operating Officer

Date: August 0 5 , 2005